UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2018
Columbia Short Term Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Short Term Bond Fund   |  Semiannual Report 2018

Columbia Short Term Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Short Term Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Leonard Aplet, CFA*
Co-Portfolio Manager
Managed Fund since 2004
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2010
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2006
*Mr. Aplet has announced that he plans to retire at the end of 2018.
Average annual total returns (%) (for the period ended September 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/02/92	0.43	-0.06	0.63	1.86
	Including sales charges		-0.58	-1.05	0.43	1.76
Advisor Class*		11/08/12	0.55	0.19	0.88	2.12
Class C	Excluding sales charges	10/02/92	0.13	-0.66	0.08	1.43
	Including sales charges		-0.87	-1.65	0.08	1.43
Institutional Class		09/30/92	0.66	0.19	0.90	2.12
Institutional 2 Class*		11/08/12	0.70	0.28	0.98	2.17
Institutional 3 Class*		07/15/09	0.73	0.43	1.05	2.22
Class R*		09/27/10	0.40	-0.21	0.40	1.60
Class T*	Excluding sales charges	09/27/10	0.53	0.04	0.65	1.86
	Including sales charges		-1.95	-2.50	0.13	1.59
Bloomberg Barclays 1-3 Year Government/Credit Index			0.62	0.20	0.83	1.67
Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment-grade corporate debt securities with maturities of one to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Short Term Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2018)
Asset-Backed Securities — Non-Agency	27.9
Commercial Mortgage-Backed Securities - Agency	10.1
Commercial Mortgage-Backed Securities - Non-Agency	4.2
Corporate Bonds & Notes	33.5
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	1.9
Money Market Funds	2.4
Residential Mortgage-Backed Securities - Agency	3.5
Residential Mortgage-Backed Securities - Non-Agency	6.5
U.S. Government & Agency Obligations	4.7
U.S. Treasury Obligations	4.8
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at September 30, 2018)
AAA rating	57.2
AA rating	5.8
A rating	16.7
BBB rating	16.9
BB rating	0.7
B rating	0.6
D rating	0.0 (a)
Not rated	2.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Short Term Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.30	1,021.06	4.02	4.05	0.80
Advisor Class	1,000.00	1,000.00	1,005.50	1,022.31	2.77	2.79	0.55
Class C	1,000.00	1,000.00	1,001.30	1,018.05	7.02	7.08	1.40
Institutional Class	1,000.00	1,000.00	1,006.60	1,022.31	2.77	2.79	0.55
Institutional 2 Class	1,000.00	1,000.00	1,007.00	1,022.76	2.31	2.33	0.46
Institutional 3 Class	1,000.00	1,000.00	1,007.30	1,023.01	2.06	2.08	0.41
Class R	1,000.00	1,000.00	1,004.00	1,019.80	5.27	5.32	1.05
Class T	1,000.00	1,000.00	1,005.30	1,021.06	4.02	4.05	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 29.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	4,410,000	4,354,459
American Credit Acceptance Receivables Trust(a)
Series 2017-3 Class A
03/10/2020	1.820%	55,800	55,790
Series 2017-4 Class A
07/10/2020	2.000%	1,895,161	1,892,653
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	2,900,000	2,899,738
AmeriCredit Automobile Receivables Trust
Series 2017-3 Class A2A
12/18/2020	1.690%	1,753,253	1,747,289
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.439%	6,425,000	6,409,085
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	2,925,000	2,928,361
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% 04/15/2030	3.789%	1,000,000	999,988
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	833,985	833,006
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	10,930,000	10,785,357
Bank of the West Auto Trust(a)
Series 2017-1 Class A2
02/15/2021	1.780%	3,299,395	3,285,383
Canadian Pacer Auto Receivables Trust(a)
Series 2017-1A Class A3
03/19/2021	2.050%	3,350,000	3,325,331
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.488%	8,550,000	8,545,460
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	119,963	119,922
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.759%	5,000,000	4,973,480
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle U.S. CLO Ltd.(a),(b)
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	3.598%	8,000,000	7,951,288
CCG Receivables Trust(a)
Series 2017-1 Class A2
11/14/2023	1.840%	2,974,253	2,949,619
Series 2018-2 Class A2
12/15/2025	3.090%	5,735,000	5,719,438
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	2,050,996	2,045,824
Series 2017-4A Class A1
11/15/2029	2.120%	5,366,836	5,301,501
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	2.608%	4,496,669	4,505,899
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	2,282,459	2,270,020
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,689,168	1,689,261
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	7,525,000	7,517,945
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	4,900,000	4,831,158
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,950,000	4,942,874
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	3.309%	6,000,000	5,959,458
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.889%	3,025,000	3,024,955
DT Auto Owner Trust(a)
Series 2018-2A Class A
09/15/2021	2.840%	3,944,885	3,941,369
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/2021	1.830%	717,170	716,410
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2 Class A2
02/22/2022	1.740%	1,402,478	1,397,645
Series 2017-1 Class A2
07/20/2022	2.130%	2,412,798	2,400,894
Series 2017-2 Class A2
01/20/2023	1.970%	5,215,660	5,179,768
Series 2017-3 Class A2
05/22/2023	2.130%	2,993,263	2,966,545
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	265,163	264,918
Series 2017-3A Class A
12/15/2021	2.050%	1,499,885	1,492,986
Series 2018-1A Class A
05/17/2021	2.210%	2,124,355	2,118,160
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	11,440,000	11,306,477
Ford Credit Floorplan Master Owner Trust
Series 2017-2 Class A1
09/15/2022	2.160%	2,200,000	2,157,700
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,400,000	7,313,167
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,222,599
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,564,767
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class AR2
3-month USD LIBOR + 1.070% 01/18/2031	3.403%	7,041,441	7,037,301
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2017-1 Class A2
04/22/2019	1.720%	265,759	265,649
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	4,240,271	4,226,270
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.783%	7,673,639	7,682,474
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	8,048,000	8,001,159
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	2,280,644	2,267,413
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-AA Class A
11/25/2026	1.770%	2,705,281	2,655,947
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	133,929	133,885
Kubota Credit Owner Trust(a)
Series 20 18-1A Class A2
02/16/2021	2.800%	3,375,000	3,368,882
Series 2017-1A Class A2
05/15/2020	1.660%	2,630,154	2,618,714
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.350%	6,875,000	6,866,351
Marlette Funding Trust(a)
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	6,000,000	5,986,973
MMAF Equipment Finance LLC(a)
Series 2017-B Class A2
10/15/2020	1.930%	4,492,007	4,473,284
MVW Owner Trust(a)
Series 2014-1A Class A
09/22/2031	2.250%	1,042,207	1,018,408
Series 2015-1A Class A
12/20/2032	2.520%	1,949,551	1,901,365
Series 2016-1A Class A
12/20/2033	2.250%	2,742,136	2,653,519
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	3,191,944	3,166,063
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	1,139,476	1,137,188
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	1,030,254	1,016,378
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	6,600,000	6,508,222
Nissan Auto Lease Trust
Series 2017-B Class A3
09/15/2020	2.050%	2,720,000	2,697,953
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.468%	6,000,000	6,004,059
Ocwen Master Advance Receivables Trust(a),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	2,000,000	1,998,620

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	6,514,000	6,505,414
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/2020	1.990%	878,672	878,199
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	5,209,337	5,204,541
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.739%	10,000,000	9,903,520
Santander Retail Auto Lease Trust(a)
Series 2017-A Class A3
01/20/2021	2.220%	5,865,000	5,805,874
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	9,150,000	9,153,734
Securitized Term Auto Receivables Trust(a)
Series 2017-1A Class A3
08/25/2020	1.890%	4,886,677	4,862,958
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	2,602,270	2,548,508
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	1,680,433	1,685,441
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	2.835%	4,429,973	4,436,801
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,351,097	2,319,105
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	1,502,005	1,495,303
SoFi Professional Loan Program LLC(a)
Series 2016-C Class A2A
05/26/2031	1.480%	583,904	582,739
Series 2017-A Class A2A
03/26/2040	1.550%	2,070,339	2,054,157
Series 2017-C Class A2A
07/25/2040	1.750%	1,397,290	1,385,102
Series 2017-F Class A1FX
01/25/2041	2.050%	2,576,035	2,549,719
Series 2018-A Class A2A
02/25/2042	2.390%	3,035,220	3,008,542
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	3,011,078	2,980,668
Verizon Owner Trust(a)
Series 2018-1A Class A1A
09/20/2022	2.820%	2,025,000	2,010,647
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.658%	2,745,000	2,752,520
Westlake Automobile Receivables Trust(a)
Series 2018-1A Class A2A
12/15/2020	2.240%	3,629,979	3,620,081
Series 2018-3A Class B
10/16/2023	3.320%	2,750,000	2,742,389
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	13,525,000	13,371,806
Total Asset-Backed Securities — Non-Agency (Cost $338,424,978)			336,451,792

Commercial Mortgage-Backed Securities - Agency 10.6%

Government National Mortgage Association
CMO Series 2012-142 Class A
05/16/2037	1.105%	5,464,296	5,288,206
CMO Series 2012-4 Class A
05/16/2040	2.120%	117,997	117,837
CMO Series 2012-58 Class A
01/16/2040	2.500%	8,654,037	8,531,842
CMO Series 2012-89 Class A
01/16/2036	1.537%	1,132,791	1,121,443
CMO Series 2013-12 Class A
10/16/2042	1.410%	8,670,684	8,434,769
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,001,819	4,837,768
CMO Series 2013-17 Class AF
11/16/2043	1.210%	5,801,311	5,535,691
CMO Series 2013-17 Class AH
10/16/2043	1.558%	7,219,039	6,932,522
CMO Series 2013-194 Class AB
05/16/2038	2.250%	5,252,822	5,147,536
CMO Series 2013-2 Class AB
12/16/2042	1.600%	115,168	112,052
CMO Series 2013-30 Class A
05/16/2042	1.500%	5,044,304	4,838,984
CMO Series 2013-32 Class AB
01/16/2042	1.900%	4,509,588	4,378,471

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-33 Class A
07/16/2038	1.061%	16,491,368	15,794,992
CMO Series 2013-35 Class A
02/16/2040	1.618%	5,615,703	5,397,633
CMO Series 2013-40 Class A
10/16/2041	1.511%	6,445,052	6,266,262
CMO Series 2013-45 Class A
10/16/2040	1.450%	2,773,382	2,702,641
CMO Series 2013-50 Class AH
06/16/2039	2.100%	8,490,031	8,290,800
CMO Series 2013-61 Class A
01/16/2043	1.450%	8,440,715	8,071,969
CMO Series 2014-135 Class AD
08/16/2045	2.400%	2,370,719	2,323,762
CMO Series 2015-109 Class A
02/16/2040	2.528%	1,961,317	1,913,180
CMO Series 2015-78 Class A
06/16/2040	2.918%	3,223,575	3,176,200
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,431,263	4,331,297
Series 2013-118 Class AC
06/16/2036	1.700%	3,435,618	3,317,141
Government National Mortgage Association(d)
CMO Series 2015-71 Class DA
09/16/2049	2.133%	5,186,151	5,009,940
Total Commercial Mortgage-Backed Securities - Agency (Cost $126,846,714)			121,872,938

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,353,968	2,309,809
COMM Mortgage Trust
Series 2014-CR19 Class A2
08/10/2047	2.965%	2,541,235	2,540,680
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	176,467	173,812
Series 2014-CR15 Class A2
02/10/2047	2.928%	5,120,236	5,119,588
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	3.068%	5,551,290	5,548,796
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% 07/17/2037	3.168%	6,294,151	6,310,797
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A1
05/15/2049	1.597%	2,611,942	2,570,331
Progress Residential Trust(a),(e)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,900,000	11,917,389
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	4,777,711	4,660,771
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	6,898,341	6,876,238
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/2059	1.775%	2,164,512	2,134,744
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,535,006)			50,162,955

Corporate Bonds & Notes 35.2%

Aerospace & Defense 0.8%
General Dynamics Corp.
05/11/2021	3.000%	3,775,000	3,754,792
L-3 Communications Corp.
02/15/2021	4.950%	5,000,000	5,144,945
TransDigm, Inc.
10/15/2020	5.500%	282,000	282,270
07/15/2022	6.000%	282,000	286,545
Total			9,468,552
Automotive 0.7%
Ford Motor Credit Co. LLC
10/12/2021	3.813%	4,800,000	4,758,451
IHO Verwaltungs GmbH, PIK(a)
09/15/2021	4.125%	288,000	285,352
Toyota Motor Credit Corp.(b)
3-month USD LIBOR + 0.280% 04/13/2021	2.622%	2,370,000	2,371,669
Total			7,415,472
Banking 9.9%
American Express Co.(b)
3-month USD LIBOR + 0.525% 05/17/2021	2.837%	4,415,000	4,437,936
ANZ New Zealand International Ltd.(a)
01/22/2021	2.750%	4,000,000	3,928,232
Bank of America Corp.
04/19/2021	2.625%	6,000,000	5,898,996

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal(b)
3-month USD LIBOR + 0.460% 04/13/2021	2.797%	4,500,000	4,518,999
Bank of New York Mellon Corp. (The)
08/17/2020	2.600%	2,000,000	1,982,916
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.440% 04/20/2021	2.788%	2,385,000	2,392,610
Barclays Bank PLC
01/11/2021	2.650%	4,025,000	3,944,532
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	2.873%	3,000,000	3,007,671
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.760% 05/12/2020	3.098%	4,200,000	4,226,859
Citibank NA
07/23/2021	3.400%	7,000,000	6,995,450
Discover Bank
08/09/2021	3.200%	4,000,000	3,942,924
Fifth Third Bank
10/30/2020	2.200%	3,000,000	2,937,321
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	3.507%	9,000,000	9,112,536
HSBC Holdings PLC
04/05/2021	5.100%	5,000,000	5,194,210
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.496%	2,940,000	2,954,077
JPMorgan Chase & Co.
08/15/2021	4.350%	9,000,000	9,223,281
KeyBank NA
06/15/2021	3.350%	3,000,000	2,996,304
Lloyds Bank PLC
05/07/2021	3.300%	4,000,000	3,983,068
Manufacturers & Traders Trust Co.
02/06/2020	2.100%	3,000,000	2,963,280
Morgan Stanley
01/27/2020	2.650%	5,930,000	5,891,271
PNC Bank NA
01/22/2021	2.500%	4,000,000	3,926,108
Regions Financial Corp.
02/08/2021	3.200%	3,000,000	2,976,336
Royal Bank of Canada(b)
3-month USD LIBOR + 0.390% 04/30/2021	2.729%	2,000,000	2,006,686
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	2.761%	2,000,000	2,009,088
US Bank NA(b)
3-month USD LIBOR + 0.320% 04/26/2021	2.655%	2,000,000	2,006,722
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	3.227%	7,000,000	7,072,989
Westpac Banking Corp.
03/06/2020	2.150%	3,539,000	3,492,388
Total			114,022,790
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	414,000	422,502
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	408,000	421,874
Total			844,376
Cable and Satellite 0.7%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	426,000	430,793
CCO Holdings LLC/Capital Corp.
03/15/2021	5.250%	144,000	145,083
02/15/2023	5.125%	570,000	572,003
Comcast Corp.
01/15/2022	1.625%	4,000,000	3,774,108
CSC Holdings LLC
11/15/2021	6.750%	264,000	278,366
Sky PLC(a)
09/16/2019	2.625%	3,000,000	2,983,263
Total			8,183,616
Chemicals 1.0%
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,425,000	3,599,216
Chemours Co. (The)
05/15/2023	6.625%	270,000	282,338
Eastman Chemical Co.
01/15/2020	2.700%	3,000,000	2,983,656
LyondellBasell Industries NV
04/15/2019	5.000%	3,900,000	3,919,707
PQ Corp.(a)
11/15/2022	6.750%	402,000	418,113
Total			11,203,030

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
09/07/2021	3.150%	2,362,000	2,358,778
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.240% 03/12/2021	2.574%	2,000,000	2,002,980
Total			4,361,758
Consumer Products 0.0%
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	270,000	277,526
Diversified Manufacturing 1.1%
General Electric Co.(b)
3-month USD LIBOR + 0.800% 04/15/2020	3.139%	5,350,000	5,375,578
Honeywell International, Inc.
10/30/2019	1.400%	3,000,000	2,955,783
United Technologies Corp.
06/01/2022	3.100%	4,000,000	3,936,756
WESCO Distribution, Inc.
12/15/2021	5.375%	282,000	284,765
Total			12,552,882
Electric 3.1%
American Electric Power Co., Inc.
11/13/2020	2.150%	3,000,000	2,930,535
Dominion Resources, Inc.
03/15/2021	4.450%	4,055,000	4,140,179
Exelon Corp.
06/15/2020	2.850%	3,595,000	3,563,770
Nevada Power Co.
04/15/2020	2.750%	1,900,000	1,894,367
NextEra Energy Capital Holdings, Inc.
09/01/2020	3.342%	3,300,000	3,307,181
Pacific Gas & Electric Co.
06/15/2023	3.250%	4,000,000	3,863,772
PPL Capital Funding, Inc.
06/15/2022	4.200%	2,220,000	2,252,767
Progress Energy, Inc.
01/15/2021	4.400%	4,000,000	4,080,176
Southern California Edison Co.
06/01/2021	3.875%	2,000,000	2,017,786
Southern Co. (The)
07/01/2021	2.350%	5,000,000	4,846,630
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2021	3.375%	3,000,000	2,999,499
Total			35,896,662
Finance Companies 0.1%
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%	144,000	145,524
iStar, Inc.
09/15/2020	4.625%	288,000	287,657
Navient Corp.
10/26/2020	5.000%	420,000	424,840
07/26/2021	6.625%	408,000	424,757
Springleaf Finance Corp.
05/15/2022	6.125%	138,000	142,381
Total			1,425,159
Food and Beverage 1.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	6,000,000	5,913,114
Aramark Services, Inc.
01/15/2024	5.125%	282,000	285,142
B&G Foods, Inc.
06/01/2021	4.625%	426,000	425,318
Diageo Capital PLC
07/15/2020	4.828%	3,000,000	3,087,720
Kraft Heinz Foods Co.
06/15/2021	3.375%	3,000,000	2,988,324
Molson Coors Brewing Co.
07/15/2021	2.100%	2,905,000	2,794,192
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.590% 02/22/2019	2.900%	2,000,000	2,004,256
Total			17,498,066
Gaming 0.1%
MGM Resorts International
03/15/2023	6.000%	282,000	291,885
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	300,000	287,259
Total			579,144
Health Care 1.8%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	282,000	284,585
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.261%	4,000,000	4,006,516

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
12/15/2020	4.625%	2,655,000	2,716,986
CVS Health Corp.
03/09/2021	3.350%	3,570,000	3,561,846
DaVita, Inc.
08/15/2022	5.750%	282,000	287,430
Express Scripts Holding Co.
02/25/2021	3.300%	3,000,000	2,982,519
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	276,000	283,499
McKesson Corp.
03/15/2019	2.284%	3,250,000	3,243,217
Medtronic, Inc.
03/15/2020	2.500%	3,000,000	2,979,318
Tenet Healthcare Corp.
06/01/2020	4.750%	138,000	139,359
04/01/2021	4.500%	282,000	281,526
Total			20,766,801
Healthcare Insurance 0.8%
Aetna, Inc.
06/01/2021	4.125%	3,625,000	3,680,970
Anthem, Inc.
08/15/2021	3.700%	3,300,000	3,318,431
Centene Corp.
02/15/2021	5.625%	420,000	427,881
UnitedHealth Group, Inc.
06/15/2021	3.150%	2,000,000	1,994,890
Total			9,422,172
Home Construction 0.1%
KB Home
12/15/2021	7.000%	270,000	286,259
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	282,000	283,363
Total			569,622
Independent Energy 0.6%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	3,484,000	3,466,963
Murphy Oil Corp.(f)
12/01/2022	4.450%	288,000	285,731
Woodside Finance Ltd.(a)
05/10/2021	4.600%	3,000,000	3,042,315
WPX Energy, Inc.
01/15/2022	6.000%	276,000	286,139
Total			7,081,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BP Capital Markets PLC
11/01/2021	3.561%	4,000,000	4,026,160
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	2.531%	2,000,000	2,004,444
Total			6,030,604
Leisure 0.0%
Cinemark USA, Inc.
12/15/2022	5.125%	144,000	144,586
Life Insurance 1.0%
American International Group, Inc.
03/01/2021	3.300%	3,000,000	2,992,077
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	3,000,000	2,873,358
Principal Life Global Funding II(a)
11/19/2020	2.625%	2,825,000	2,783,015
Prudential Financial, Inc.
06/21/2020	5.375%	3,000,000	3,106,068
Total			11,754,518
Media and Entertainment 1.1%
21st Century Fox America, Inc.
08/15/2020	5.650%	3,345,000	3,489,240
Discovery Communications LLC(a)
06/15/2022	3.500%	3,565,000	3,513,079
Nielsen Finance LLC/Co.
10/01/2020	4.500%	144,000	144,004
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	282,000	285,747
02/15/2024	5.625%	282,000	284,853
RELX Capital, Inc.
10/15/2022	3.125%	4,000,000	3,907,520
Thomson Reuters Corp.
10/15/2019	4.700%	637,000	648,203
09/30/2021	3.950%	701,000	708,575
Total			12,981,221
Metals and Mining 0.0%
Freeport-McMoRan, Inc.
03/01/2022	3.550%	300,000	291,493
03/15/2023	3.875%	150,000	144,947
Total			436,440
Midstream 1.5%
Enterprise Products Operating LLC
02/15/2022	4.050%	3,850,000	3,906,730

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	4,000,000	4,008,324
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	4,000,000	3,803,620
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	288,000	285,298
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	582,000	568,177
03/15/2024	6.750%	144,000	152,043
Williams Companies, Inc. (The)
03/15/2022	3.600%	4,000,000	3,977,328
Total			16,701,520
Natural Gas 0.7%
NiSource, Inc.
11/17/2022	2.650%	4,500,000	4,293,945
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	2.784%	3,692,000	3,692,705
Total			7,986,650
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	144,000	146,700
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%	438,000	431,643
Berry Global, Inc.
05/15/2022	5.500%	558,000	566,720
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	407,025	407,966
Total			1,406,329
Pharmaceuticals 1.9%
AbbVie, Inc.
11/14/2021	3.375%	3,525,000	3,520,146
Actavis Funding SCS
03/15/2022	3.450%	3,750,000	3,724,106
Amgen, Inc.
05/11/2022	2.650%	3,925,000	3,811,677
Gilead Sciences, Inc.
03/01/2022	1.950%	4,220,000	4,034,831
Merck & Co., Inc.
01/15/2021	3.875%	3,000,000	3,050,607
Pfizer, Inc.
12/15/2019	1.700%	2,000,000	1,973,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.674%	2,000,000	2,005,900
Total			22,120,667
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	3,000,000	2,945,025
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	3,000,000	3,148,068
Total			6,093,093
Railroads 0.2%
CSX Corp.
06/01/2021	4.250%	2,375,000	2,423,927
Refining 0.3%
Marathon Petroleum Corp.
03/01/2021	5.125%	3,000,000	3,112,290
Retail REIT 0.6%
Kimco Realty Corp.
05/01/2021	3.200%	3,470,000	3,434,186
Simon Property Group LP
09/01/2020	2.500%	3,125,000	3,083,297
Total			6,517,483
Retailers 0.5%
Group 1 Automotive, Inc.
06/01/2022	5.000%	288,000	287,174
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.420% 09/10/2019	2.747%	2,000,000	2,006,644
Walmart, Inc.
06/23/2021	3.125%	3,050,000	3,055,438
Total			5,349,256
Technology 1.2%
Apple, Inc.(b)
3-month USD LIBOR + 0.300% 05/06/2019	2.641%	2,500,000	2,504,577
Broadcom Corp./Cayman Finance Ltd.
01/15/2022	3.000%	3,000,000	2,920,848
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.500% 03/01/2019	2.821%	3,000,000	3,006,249
First Data Corp.(a)
01/15/2024	5.750%	282,000	285,897
Iron Mountain, Inc.(a)
06/01/2021	4.375%	282,000	282,615

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
05/15/2022	2.500%	3,000,000	2,919,267
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	2.872%	2,130,000	2,138,298
Total			14,057,751
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/15/2019	2.350%	2,079,000	2,066,572
10/01/2020	5.250%	2,000,000	2,069,980
Total			4,136,552
Wireless 0.4%
American Tower Corp.
01/31/2023	3.500%	4,000,000	3,934,936
SBA Communications Corp.
10/01/2022	4.000%	432,000	423,295
T-Mobile USA, Inc.
01/15/2024	6.500%	414,000	430,165
Total			4,788,396
Wirelines 1.5%
AT&T, Inc.
03/01/2022	3.200%	4,225,000	4,161,101
CenturyLink, Inc.
06/15/2021	6.450%	282,000	293,903
Deutsche Telekom International Finance BV(a)
01/19/2022	2.820%	2,850,000	2,781,560
Orange SA
07/08/2019	5.375%	3,000,000	3,055,986
Telefonica Emisiones SAU
04/27/2020	5.134%	2,869,000	2,949,757
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,443,986
Total			16,686,293
Total Corporate Bonds & Notes (Cost $406,899,437)			404,443,052

Foreign Government Obligations(g) 0.5%

Mexico 0.5%
Petroleos Mexicanos
03/13/2022	5.375%	5,500,000	5,651,420
Total Foreign Government Obligations (Cost $5,544,537)			5,651,420

Inflation-Indexed Bonds 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	23,651,722	22,984,670
Total Inflation-Indexed Bonds (Cost $23,004,988)			22,984,670

Residential Mortgage-Backed Securities - Agency 3.7%

Federal Home Loan Mortgage Corp.
10/01/2018- 09/01/2022	5.500%	875,519	893,657
03/01/2019- 10/01/2024	4.500%	811,341	838,861
08/01/2021- 10/01/2021	6.000%	161,530	164,584
11/01/2021- 07/01/2025	5.000%	1,369,946	1,412,583
06/01/2024- 04/01/2026	4.000%	544,705	557,467
11/01/2025- 07/01/2026	3.500%	16,455	16,543
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.223% 03/01/2034	3.989%	158,516	166,818
12-month USD LIBOR + 1.735% 07/01/2036	4.485%	7,307	7,690
12-month USD LIBOR + 0.017% 08/01/2036	4.321%	65,006	68,119
12-month USD LIBOR + 0.018% 12/01/2036	3.515%	20,935	21,779
Federal National Mortgage Association
05/01/2021- 10/01/2024	5.500%	1,307,686	1,353,838
07/01/2022- 08/01/2024	5.000%	828,961	857,295
03/01/2024- 12/01/2026	4.000%	703,688	718,530
12/01/2025- 09/01/2026	3.500%	15,451	15,538
Federal National Mortgage Association(h)
11/01/2023	5.500%	1,163,892	1,208,635
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% 07/01/2033	3.913%	26,574	26,717
12-month USD LIBOR + 1.830% 04/01/2036	4.080%	9,573	9,967
12-month USD LIBOR + 1.783% 09/01/2037	4.533%	34,544	35,089
Federal National Mortgage Association(e)
10/16/2033	4.000%	33,775,000	34,449,179
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	5.322%	10,163	10,605

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
CMO Series G-15 Class A
06/25/2021	0.000%	708	695
Government National Mortgage Association
09/20/2021	6.000%	18,127	18,242
Government National Mortgage Association(b)
1-year CMT + 1.500% 03/20/2030	3.375%	19,077	19,690
Total Residential Mortgage-Backed Securities - Agency (Cost $42,897,167)			42,872,121

Residential Mortgage-Backed Securities - Non-Agency 6.9%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% 07/25/2028	2.696%	14,774	14,842
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	4,697,705	4,680,794
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	1,151,731	1,142,222
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,940,145	2,949,583
Cityscape Home Equity Loan Trust(c),(j),(k)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	464,442	464,446
CMO Series 2018-3 Class A2
10/26/2048	3.763%	4,000,000	3,991,649
CMO Series 2018-3 Class A3
10/26/2048	3.865%	3,800,000	3,792,097
COLT Mortgage Loan Trust(a),(d)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,272,102	1,267,268
CMO Series 2017-1 Class A1
05/27/2047	2.614%	2,244,080	2,177,620
CMO Series 2018-2 Class A1
07/27/2048	3.470%	2,417,938	2,409,452
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2009-9R Class 12A1
08/26/2035	4.544%	471,386	472,362
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	3,000,000	3,001,908
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	7,925,000	7,846,609
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,231,000	3,151,674
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	8,087,099	8,059,529
Towd Point Mortgage Trust(a)
CMO Series 2015-4 Class A1
04/25/2055	3.500%	3,205,731	3,191,195
CMO Series 2015-6 Class A1
04/25/2055	3.500%	5,559,900	5,526,714
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,591,928	5,484,159
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,704,355	2,638,431
CMO Series 2017-1 Class A1
10/25/2056	2.750%	2,915,929	2,852,947
CMO Series 2017-4 Class A1
06/25/2057	2.750%	3,921,607	3,814,642
Series 2015-3 Class A1B
03/25/2054	3.000%	883,242	876,370
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-5 Class A1
08/25/2058	3.250%	4,200,000	4,112,552
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	2,700,000	2,699,998
Verus Securitization Trust(a),(d)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	1,923,434	1,908,682
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $80,062,890)			78,527,746

U.S. Government & Agency Obligations 5.0%

Federal Home Loan Banks
06/11/2021	3.625%	43,975,000	44,772,574
Federal National Mortgage Association
04/13/2021	2.500%	11,975,000	11,852,101
Morocco Government AID Bond(b),(c),(j)
6-month USD LIBOR + 0.000% 05/01/2023	1.250%	425,000	415,284
Total U.S. Government & Agency Obligations (Cost $57,303,430)			57,039,959

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
U.S. Treasury Obligations 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2021	1.250%	60,550,000	57,639,640
Total U.S. Treasury Obligations (Cost $57,956,051)			57,639,640

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(l),(m)	28,786,209	28,783,330
Total Money Market Funds (Cost $28,783,330)		28,783,330
Total Investments in Securities (Cost: $1,218,258,528)		1,206,429,623
Other Assets & Liabilities, Net		(58,118,227)
Net Assets		1,148,311,396
At September 30, 2018, securities and/or cash totaling $133,436 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	100	12/2018	USD	21,099,555	6,060	—
U.S. Treasury 2-Year Note	240	12/2018	USD	50,638,932	—	(173,634)
Total					6,060	(173,634)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(225)	12/2018	USD	(25,381,710)	85,510	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $427,772,980, which represents 37.25% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $415,285, which represents 0.04% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2018, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	3,594,249	273,907,856	(248,715,896)	28,786,209	1,432	-	161,575	28,783,330
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	334,453,172	1,998,620	—	336,451,792
Commercial Mortgage-Backed Securities - Agency	—	121,872,938	—	—	121,872,938
Commercial Mortgage-Backed Securities - Non-Agency	—	50,162,955	—	—	50,162,955
Corporate Bonds & Notes	—	404,443,052	—	—	404,443,052
Foreign Government Obligations	—	5,651,420	—	—	5,651,420
Inflation-Indexed Bonds	—	22,984,670	—	—	22,984,670
Residential Mortgage-Backed Securities - Agency	—	42,872,121	—	—	42,872,121
Residential Mortgage-Backed Securities - Non-Agency	—	78,527,745	1	—	78,527,746
U.S. Government & Agency Obligations	—	56,624,675	415,284	—	57,039,959
U.S. Treasury Obligations	57,639,640	—	—	—	57,639,640
Money Market Funds	—	—	—	28,783,330	28,783,330
Total Investments in Securities	57,639,640	1,117,592,748	2,413,905	28,783,330	1,206,429,623
Investments in Derivatives
Asset
Futures Contracts	91,570	—	—	—	91,570
Liability
Futures Contracts	(173,634)	—	—	—	(173,634)
Total	57,557,576	1,117,592,748	2,413,905	28,783,330	1,206,347,559
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities, residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	17

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,189,475,198)	$1,177,646,293
Affiliated issuers (cost $28,783,330)	28,783,330
Receivable for:
Investments sold	52,768,997
Capital shares sold	1,308,998
Dividends	43,265
Interest	5,137,592
Foreign tax reclaims	3,238
Variation margin for futures contracts	15,938
Expense reimbursement due from Investment Manager	1,755
Prepaid expenses	5,847
Other assets	25,286
Total assets	1,265,740,539
Liabilities
Due to custodian	44,452
Payable for:
Investments purchased	66,873,083
Investments purchased on a delayed delivery basis	46,464,751
Capital shares purchased	2,077,859
Distributions to shareholders	1,563,518
Variation margin for futures contracts	12,305
Management services fees	13,417
Distribution and/or service fees	2,303
Transfer agent fees	57,764
Compensation of board members	254,964
Compensation of chief compliance officer	128
Other expenses	64,599
Total liabilities	117,429,143
Net assets applicable to outstanding capital stock	$1,148,311,396
Represented by
Paid in capital	1,170,468,733
Undistributed net investment income	2,928,197
Accumulated net realized loss	(13,174,565)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(11,828,905)
Futures contracts	(82,064)
Total - representing net assets applicable to outstanding capital stock	$1,148,311,396
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
September 30, 2018 (Unaudited)
Class A
Net assets	$234,857,387
Shares outstanding	23,783,890
Net asset value per share	$9.87
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.97
Advisor Class
Net assets	$7,245,633
Shares outstanding	734,664
Net asset value per share	$9.86
Class C
Net assets	$28,093,289
Shares outstanding	2,851,318
Net asset value per share	$9.85
Institutional Class
Net assets	$171,371,813
Shares outstanding	17,383,548
Net asset value per share	$9.86
Institutional 2 Class
Net assets	$17,349,741
Shares outstanding	1,761,679
Net asset value per share	$9.85
Institutional 3 Class
Net assets	$686,431,860
Shares outstanding	69,650,102
Net asset value per share	$9.86
Class R
Net assets	$2,771,319
Shares outstanding	280,587
Net asset value per share	$9.88
Class T
Net assets	$190,354
Shares outstanding	19,274
Net asset value per share	$9.88
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$10.13
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	19

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$161,575
Interest	14,330,194
Total income	14,491,769
Expenses:
Management services fees	2,565,681
Distribution and/or service fees
Class A	297,874
Class C	175,108
Class R	6,572
Class T	253
Transfer agent fees
Class A	183,675
Advisor Class	5,559
Class C	26,968
Institutional Class	135,737
Institutional 2 Class	7,335
Institutional 3 Class	25,295
Class R	2,027
Class T	156
Compensation of board members	27,697
Custodian fees	15,733
Printing and postage fees	40,239
Registration fees	74,578
Audit fees	20,476
Legal fees	10,565
Compensation of chief compliance officer	128
Other	15,274
Total expenses	3,636,930
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(355,011)
Fees waived by distributor
Class C	(26,266)
Expense reduction	(1,227)
Total net expenses	3,254,426
Net investment income	11,237,343
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,089,126)
Investments — affiliated issuers	1,432
Futures contracts	(86,276)
Net realized loss	(6,173,970)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,442,780
Futures contracts	(39,716)
Net change in unrealized appreciation (depreciation)	2,403,064
Net realized and unrealized loss	(3,770,906)
Net increase in net assets resulting from operations	$7,466,437
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Operations
Net investment income	$11,237,343	$19,799,522
Net realized loss	(6,173,970)	(5,150,218)
Net change in unrealized appreciation (depreciation)	2,403,064	(8,664,299)
Net increase in net assets resulting from operations	7,466,437	5,985,005
Distributions to shareholders
Net investment income
Class A	(1,257,131)	(3,097,995)
Advisor Class	(47,108)	(114,546)
Class B	—	(2,484)
Class C	(74,468)	(282,074)
Institutional Class	(1,143,555)	(7,001,998)
Institutional 2 Class	(171,345)	(327,334)
Institutional 3 Class	(5,188,622)	(10,620,896)
Class K	—	(155)
Class R	(10,687)	(27,048)
Class T	(1,062)	(4,606)
Total distributions to shareholders	(7,893,978)	(21,479,136)
Decrease in net assets from capital stock activity	(142,155,691)	(455,980,400)
Total decrease in net assets	(142,583,232)	(471,474,531)
Net assets at beginning of period	1,290,894,628	1,762,369,159
Net assets at end of period	$1,148,311,396	$1,290,894,628
Undistributed (excess of distributions over) net investment income	$2,928,197	$(415,168)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,694,409	26,607,237	3,511,885	34,982,737
Distributions reinvested	114,975	1,136,204	279,830	2,787,553
Redemptions	(3,543,177)	(34,984,277)	(8,351,105)	(83,165,683)
Net decrease	(733,793)	(7,240,836)	(4,559,390)	(45,395,393)
Advisor Class
Subscriptions	79,120	780,415	181,208	1,805,453
Distributions reinvested	4,765	47,017	11,498	114,391
Redemptions	(101,379)	(1,000,184)	(419,498)	(4,176,538)
Net decrease	(17,494)	(172,752)	(226,792)	(2,256,694)
Class B
Distributions reinvested	—	—	49	493
Redemptions	—	—	(94,932)	(951,844)
Net decrease	—	—	(94,883)	(951,351)
Class C
Subscriptions	193,191	1,904,156	601,870	5,972,792
Distributions reinvested	5,633	55,527	22,000	218,844
Redemptions	(1,609,770)	(15,863,617)	(2,302,854)	(22,887,472)
Net decrease	(1,410,946)	(13,903,934)	(1,678,984)	(16,695,836)
Institutional Class
Subscriptions	1,940,081	19,135,752	9,311,246	92,665,870
Distributions reinvested	100,829	994,540	265,099	2,636,941
Redemptions	(4,354,200)	(42,927,642)	(88,797,971)	(885,734,356)
Net decrease	(2,313,290)	(22,797,350)	(79,221,626)	(790,431,545)
Institutional 2 Class
Subscriptions	236,435	2,328,880	2,701,724	26,788,324
Distributions reinvested	17,382	171,263	32,957	327,194
Redemptions	(1,596,233)	(15,725,034)	(1,354,160)	(13,425,290)
Net increase (decrease)	(1,342,416)	(13,224,891)	1,380,521	13,690,228
Institutional 3 Class
Subscriptions	5,763,053	56,822,496	74,118,174	739,299,755
Distributions reinvested	131,778	1,299,774	507,848	5,048,609
Redemptions	(14,527,799)	(143,149,130)	(35,977,636)	(356,732,120)
Net increase (decrease)	(8,632,968)	(85,026,860)	38,648,386	387,616,244
Class K
Distributions reinvested	—	—	3	35
Redemptions	—	—	(1,309)	(12,900)
Net decrease	—	—	(1,306)	(12,865)
Class R
Subscriptions	31,812	314,349	51,870	516,662
Distributions reinvested	426	4,206	1,186	11,827
Redemptions	(8,281)	(81,818)	(145,988)	(1,453,840)
Net increase (decrease)	23,957	236,737	(92,932)	(925,351)
Class T
Subscriptions	—	—	44	442
Distributions reinvested	102	1,003	451	4,497
Redemptions	(2,714)	(26,808)	(62,377)	(622,776)
Net decrease	(2,612)	(25,805)	(61,882)	(617,837)
Total net decrease	(14,429,562)	(142,155,691)	(45,908,888)	(455,980,400)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Bond Fund | Semiannual Report 2018

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Columbia Short Term Bond Fund | Semiannual Report 2018	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2018 (Unaudited)	$9.88	0.08	(0.04)	0.04	(0.05)	(0.05)
Year Ended 3/31/2018	$9.98	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 3/31/2017	$9.97	0.08	0.01	0.09	(0.08)	(0.08)
Year Ended 3/31/2016	$9.98	0.06	(0.02)	0.04	(0.05)	(0.05)
Year Ended 3/31/2015	$9.98	0.07	0.02	0.09	(0.09)	(0.09)
Year Ended 3/31/2014	$10.03	0.08	(0.06)	0.02	(0.07)	(0.07)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$9.87	0.09	(0.04)	0.05	(0.06)	(0.06)
Year Ended 3/31/2018	$9.97	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 3/31/2017	$9.96	0.11	0.00 (e)	0.11	(0.10)	(0.10)
Year Ended 3/31/2016	$9.97	0.08	(0.01)	0.07	(0.08)	(0.08)
Year Ended 3/31/2015	$9.97	0.10	0.01	0.11	(0.11)	(0.11)
Year Ended 3/31/2014	$10.01	0.10	(0.05)	0.05	(0.09)	(0.09)
Class C
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.05	(0.04)	0.01	(0.02)	(0.02)
Year Ended 3/31/2018	$9.96	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 3/31/2017	$9.95	0.02	0.01	0.03	(0.02)	(0.02)
Year Ended 3/31/2016	$9.97	(0.00) (e)	(0.02)	(0.02)	(0.00) (e)	(0.00) (e)
Year Ended 3/31/2015	$9.98	0.02	0.01	0.03	(0.04)	(0.04)
Year Ended 3/31/2014	$10.02	0.05	(0.05)	0.00 (e)	(0.04)	(0.04)
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.09	(0.03)	0.06	(0.06)	(0.06)
Year Ended 3/31/2018	$9.97	0.12	(0.09)	0.03	(0.14)	(0.14)
Year Ended 3/31/2017	$9.95	0.11	0.01	0.12	(0.10)	(0.10)
Year Ended 3/31/2016	$9.96	0.08	(0.02)	0.06	(0.07)	(0.07)
Year Ended 3/31/2015	$9.97	0.10	0.00 (e)	0.10	(0.11)	(0.11)
Year Ended 3/31/2014	$10.01	0.10	(0.05)	0.05	(0.09)	(0.09)
Institutional 2 Class
Six Months Ended 9/30/2018 (Unaudited)	$9.85	0.10	(0.03)	0.07	(0.07)	(0.07)
Year Ended 3/31/2018	$9.96	0.14	(0.10)	0.04	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.12	0.00 (e)	0.12	(0.11)	(0.11)
Year Ended 3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)	(0.09)
Year Ended 3/31/2015	$9.97	0.11	0.00 (e)	0.11	(0.12)	(0.12)
Year Ended 3/31/2014	$10.01	0.11	(0.05)	0.06	(0.10)	(0.10)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2018 (Unaudited)	$9.87	0.43%	0.86% (c)	0.80% (c),(d)	1.61% (c)	56%	$234,857
Year Ended 3/31/2018	$9.88	0.15%	0.86%	0.80% (d)	1.06%	86%	$242,170
Year Ended 3/31/2017	$9.98	0.90%	0.88%	0.80% (d)	0.82%	68%	$290,277
Year Ended 3/31/2016	$9.97	0.41%	0.89%	0.80% (d)	0.58%	73%	$371,442
Year Ended 3/31/2015	$9.98	0.86%	0.89%	0.80% (d)	0.75%	60%	$414,188
Year Ended 3/31/2014	$9.98	0.19%	0.89%	0.80% (d)	0.77%	81%	$479,831
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.55%	0.61% (c)	0.55% (c),(d)	1.86% (c)	56%	$7,246
Year Ended 3/31/2018	$9.87	0.40%	0.60%	0.55% (d)	1.31%	86%	$7,420
Year Ended 3/31/2017	$9.97	1.16%	0.63%	0.55% (d)	1.07%	68%	$9,760
Year Ended 3/31/2016	$9.96	0.66%	0.64%	0.55% (d)	0.82%	73%	$10,494
Year Ended 3/31/2015	$9.97	1.11%	0.64%	0.55% (d)	0.98%	60%	$8,945
Year Ended 3/31/2014	$9.97	0.54%	0.64%	0.55% (d)	1.03%	81%	$7,056
Class C
Six Months Ended 9/30/2018 (Unaudited)	$9.85	0.13%	1.61% (c)	1.40% (c),(d)	0.99% (c)	56%	$28,093
Year Ended 3/31/2018	$9.86	(0.45%)	1.61%	1.40% (d)	0.46%	86%	$42,010
Year Ended 3/31/2017	$9.96	0.33%	1.62%	1.40% (d)	0.22%	68%	$59,183
Year Ended 3/31/2016	$9.95	(0.19%)	1.64%	1.40% (d)	(0.02%)	73%	$72,602
Year Ended 3/31/2015	$9.97	0.25%	1.64%	1.30% (d)	0.25%	60%	$75,284
Year Ended 3/31/2014	$9.98	(0.02%)	1.64%	1.11% (d)	0.46%	81%	$88,042
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.66%	0.61% (c)	0.55% (c),(d)	1.85% (c)	56%	$171,372
Year Ended 3/31/2018	$9.86	0.29%	0.61%	0.55% (d)	1.23%	86%	$194,236
Year Ended 3/31/2017	$9.97	1.26%	0.63%	0.55% (d)	1.07%	68%	$985,868
Year Ended 3/31/2016	$9.95	0.66%	0.64%	0.55% (d)	0.82%	73%	$1,093,664
Year Ended 3/31/2015	$9.96	1.01%	0.64%	0.55% (d)	1.00%	60%	$1,296,171
Year Ended 3/31/2014	$9.97	0.54%	0.64%	0.55% (d)	1.02%	81%	$1,537,794
Institutional 2 Class
Six Months Ended 9/30/2018 (Unaudited)	$9.85	0.70%	0.51% (c)	0.46% (c)	1.92% (c)	56%	$17,350
Year Ended 3/31/2018	$9.85	0.39%	0.51%	0.46%	1.44%	86%	$30,580
Year Ended 3/31/2017	$9.96	1.25%	0.50%	0.45%	1.16%	68%	$17,167
Year Ended 3/31/2016	$9.95	0.76%	0.49%	0.44%	0.89%	73%	$14,242
Year Ended 3/31/2015	$9.96	1.11%	0.49%	0.45%	1.09%	60%	$53,516
Year Ended 3/31/2014	$9.97	0.64%	0.49%	0.46%	1.13%	81%	$40,717
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.10	(0.03)	0.07	(0.07)	(0.07)
Year Ended 3/31/2018	$9.96	0.15	(0.10)	0.05	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.13	0.00 (e)	0.13	(0.12)	(0.12)
Year Ended 3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)	(0.09)
Year Ended 3/31/2015	$9.97	0.11	0.01	0.12	(0.13)	(0.13)
Year Ended 3/31/2014	$10.01	0.12	(0.05)	0.07	(0.11)	(0.11)
Class R
Six Months Ended 9/30/2018 (Unaudited)	$9.88	0.07	(0.03)	0.04	(0.04)	(0.04)
Year Ended 3/31/2018	$9.99	0.08	(0.10)	(0.02)	(0.09)	(0.09)
Year Ended 3/31/2017	$9.97	0.06	0.02	0.08	(0.06)	(0.06)
Year Ended 3/31/2016	$9.98	0.03	(0.01)	0.02	(0.03)	(0.03)
Year Ended 3/31/2015	$9.99	0.05	0.00 (e)	0.05	(0.06)	(0.06)
Year Ended 3/31/2014	$10.03	0.05	(0.05)	0.00 (e)	(0.04)	(0.04)
Class T
Six Months Ended 9/30/2018 (Unaudited)	$9.88	0.08	(0.03)	0.05	(0.05)	(0.05)
Year Ended 3/31/2018	$9.99	0.10	(0.09)	0.01	(0.12)	(0.12)
Year Ended 3/31/2017	$9.97	0.08	0.02	0.10	(0.08)	(0.08)
Year Ended 3/31/2016	$9.98	0.06	(0.02)	0.04	(0.05)	(0.05)
Year Ended 3/31/2015	$9.99	0.07	0.01	0.08	(0.09)	(0.09)
Year Ended 3/31/2014	$10.03	0.08	(0.05)	0.03	(0.07)	(0.07)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$9.86	0.73%	0.47% (c)	0.41% (c)	1.99% (c)	56%	$686,432
Year Ended 3/31/2018	$9.86	0.54%	0.46%	0.41%	1.50%	86%	$771,726
Year Ended 3/31/2017	$9.96	1.30%	0.45%	0.40%	1.28%	68%	$394,827
Year Ended 3/31/2016	$9.95	0.81%	0.44%	0.40%	0.88%	73%	$7,030
Year Ended 3/31/2015	$9.96	1.16%	0.44%	0.40%	1.06%	60%	$22,996
Year Ended 3/31/2014	$9.97	0.69%	0.44%	0.41%	1.17%	81%	$6,368
Class R
Six Months Ended 9/30/2018 (Unaudited)	$9.88	0.40%	1.11% (c)	1.05% (c),(d)	1.36% (c)	56%	$2,771
Year Ended 3/31/2018	$9.88	(0.20%)	1.10%	1.05% (d)	0.81%	86%	$2,535
Year Ended 3/31/2017	$9.99	0.75%	1.12%	1.05% (d)	0.56%	68%	$3,490
Year Ended 3/31/2016	$9.97	0.16%	1.14%	1.05% (d)	0.32%	73%	$3,380
Year Ended 3/31/2015	$9.98	0.50%	1.14%	1.05% (d)	0.50%	60%	$3,373
Year Ended 3/31/2014	$9.99	0.04%	1.14%	1.05% (d)	0.52%	81%	$3,838
Class T
Six Months Ended 9/30/2018 (Unaudited)	$9.88	0.53%	0.86% (c)	0.80% (c),(d)	1.60% (c)	56%	$190
Year Ended 3/31/2018	$9.88	0.05%	0.86%	0.80% (d)	1.04%	86%	$216
Year Ended 3/31/2017	$9.99	1.01%	0.88%	0.80% (d)	0.82%	68%	$836
Year Ended 3/31/2016	$9.97	0.41%	0.89%	0.80% (d)	0.58%	73%	$6,922
Year Ended 3/31/2015	$9.98	0.76%	0.89%	0.80% (d)	0.74%	60%	$6,597
Year Ended 3/31/2014	$9.99	0.29%	0.89%	0.81% (d)	0.78%	81%	$7,009
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
28	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
Columbia Short Term Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.
30	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	91,570*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	173,634*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(86,276)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(39,716)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	61,850,498
Futures contracts — short	19,801,555

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2018.
Columbia Short Term Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
32	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Short Term Bond Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2018 was 0.43% of the Fund’s average daily net assets.
34	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended September 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Class T	0.15
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
Columbia Short Term Bond Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
The lease and the Guaranty expire in January 2019. At September 30, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $3,671. The liability remaining at September 30, 2018 for non-recurring charges associated with the lease amounted to $574 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $1,227.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2018, if any, are listed below:
Amount ($)
Class A	68,491
Class C	785
36	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through July 31, 2019
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.46
Institutional 3 Class	0.41
Class R	1.05
Class T	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,225,142,000	738,000	(12,649,000)	(11,911,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	3,955,818	2,831,038	6,786,856
Columbia Short Term Bond Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $663,962,060 and $769,052,077, respectively, for the six months ended September 30, 2018, of which $237,474,076 and $330,048,944, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
38	Columbia Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At September 30, 2018, one unaffiliated shareholder of record owned 48.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 32.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Short Term Bond Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
40	Columbia Short Term Bond Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Short Term Bond Fund | Semiannual Report 2018	41

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
42	Columbia Short Term Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Short Term Bond Fund | Semiannual Report 2018	43

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
44	Columbia Short Term Bond Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_H01_(11/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018